Stockholders' Equity (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Capital stock shares authorized	100,000,000		100,000,000
Common tock shares authorized	90,000,000		90,000,000	90,000,000
Common stock par value	$ 0.000001		$ 0.000001	$ 0.000001
Preferred stock shares authorized	10,000,000		10,000,000	10,000,000
Preferred stock par value	$ 0.000001		$ 0.000001	$ 0.000001
Issuance of common stock for cash, shares	84,300		350,000	350,000
Number of common stock shares issued, value	$ 674,000	$ 307,924	$ 307,924	$ 2,484,199
Charge to earnings for settlement of debt	$ 252,900
Vendors [Member]
Number of shares issued in satisfication of accounts payable and accrued expenses	84,300
Number of shares issued in satisfication of accounts payable and accrued expenses, value	$ 421,500